Employee benefits - Pension and Retirement Expenses (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) Plan Company Person Rate	Dec. 31, 2021 EUR (€) Rate	Dec. 31, 2020 EUR (€) Rate
Defined Benefit Plan Disclosure [Line Items]
Number of plans | Plan	1
Pension plan based on multi-employer union plan	€ 181.2	€ 161.7	€ 126.8
Pension plans based on defined contribution and other plans	74.7	67.5	55.8
Pension and retirement expenses	255.9	229.2	€ 182.6
Multiemployer plan and defined contribution costs, employer contribution, accrued premium	€ 53.2	€ 10.8
Netherlands Multiemployer Union Plan
Defined Benefit Plan Disclosure [Line Items]
Number of full time equivalent employees in multiemployer union plans | Person	18,631
Number of full time equivalent employees in multiemployer union plans (in percentage)	51.60%
Number of companies covered by multiemployer plan | Company	1,565
Number of employees covered | Person	173,743
Employer contributions percentage | Rate	28.00%	27.60%	22.70%
Employer contribution under CBA, percentage | Rate	15.70%	13.60%	14.00%
Multi-employer union plan expected contribution	€ 300.0
Minimal coverage ratio (in percentage)	1.043	1.043
Multiemployer plan coverage ratio | Rate	110.40%	107.90%